Shareholder Report, Average Annual Return (Details)			6 Months Ended		12 Months Ended	60 Months Ended	62 Months Ended	107 Months Ended	120 Months Ended
	Apr. 30, 2019	Jul. 22, 2015	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000097931
Average Annual Return [Line Items]
Line Graph and Table Measure Name				TOPS Aggressive Growth ETF Portfolio
C000097930
Average Annual Return [Line Items]
Line Graph and Table Measure Name				TOPS Aggressive Growth ETF Portfolio
C000158839
Average Annual Return [Line Items]
Line Graph and Table Measure Name					TOPS Aggressive Growth ETF Portfolio
C000211504
Average Annual Return [Line Items]
Line Graph and Table Measure Name					TOPS Aggressive Growth ETF Portfolio
C000097924
Average Annual Return [Line Items]
Line Graph and Table Measure Name				TOPS Balanced ETF Portfolio
C000097925
Average Annual Return [Line Items]
Line Graph and Table Measure Name				TOPS Balanced ETF Portfolio
C000211501
Average Annual Return [Line Items]
Line Graph and Table Measure Name					TOPS Balanced ETF Portfolio
C000158836
Average Annual Return [Line Items]
Line Graph and Table Measure Name					TOPS Balanced ETF Portfolio
C000097922
Average Annual Return [Line Items]
Line Graph and Table Measure Name				TOPS Conservative ETF Portfolio
C000097923
Average Annual Return [Line Items]
Line Graph and Table Measure Name				TOPS Conservative ETF Portfolio
C000211500
Average Annual Return [Line Items]
Line Graph and Table Measure Name					TOPS Conservative ETF Portfolio
C000158835
Average Annual Return [Line Items]
Line Graph and Table Measure Name					TOPS Conservative ETF Portfolio
C000097929
Average Annual Return [Line Items]
Line Graph and Table Measure Name				TOPS Growth ETF Portfolio
C000097928
Average Annual Return [Line Items]
Line Graph and Table Measure Name				TOPS Growth ETF Portfolio
C000211503
Average Annual Return [Line Items]
Line Graph and Table Measure Name					TOPS Growth ETF Portfolio
C000158838
Average Annual Return [Line Items]
Line Graph and Table Measure Name					TOPS Growth ETF Portfolio
C000097926
Average Annual Return [Line Items]
Line Graph and Table Measure Name				TOPS Moderate Growth ETF Portfolio
C000097927
Average Annual Return [Line Items]
Line Graph and Table Measure Name				TOPS Moderate Growth ETF Portfolio
C000211502
Average Annual Return [Line Items]
Line Graph and Table Measure Name					TOPS Moderate Growth ETF Portfolio
C000158837
Average Annual Return [Line Items]
Line Graph and Table Measure Name					TOPS Moderate Growth ETF Portfolio
Without Sales Load [Member] | C000097931
Average Annual Return [Line Items]
Average Annual Return, Percent			7.23%		14.74%	9.20%			7.84%
Without Sales Load [Member] | C000097930
Average Annual Return [Line Items]
Average Annual Return, Percent			7.13%		14.48%	8.93%			7.58%
Without Sales Load [Member] | C000158839
Average Annual Return [Line Items]
Average Annual Return, Percent			7.01%		14.17%	8.67%		7.77%
Without Sales Load [Member] | C000211504
Average Annual Return [Line Items]
Average Annual Return, Percent			7.13%		14.48%	8.93%	8.54%
Without Sales Load [Member] | C000097924
Average Annual Return [Line Items]
Average Annual Return, Percent			3.50%		9.17%	5.30%			4.67%
Without Sales Load [Member] | C000097925
Average Annual Return [Line Items]
Average Annual Return, Percent			3.43%		8.90%	5.05%			4.38%
Without Sales Load [Member] | C000211501
Average Annual Return [Line Items]
Average Annual Return, Percent			3.36%		8.84%	5.00%	5.02%
Without Sales Load [Member] | C000158836
Average Annual Return [Line Items]
Average Annual Return, Percent			3.22%		8.59%	4.77%		4.62%
Without Sales Load [Member] | C000097922
Average Annual Return [Line Items]
Average Annual Return, Percent			2.96%		7.86%	4.13%			3.56%
Without Sales Load [Member] | C000097923
Average Annual Return [Line Items]
Average Annual Return, Percent			2.83%		7.57%	3.86%			3.29%
Without Sales Load [Member] | C000211500
Average Annual Return [Line Items]
Average Annual Return, Percent			2.83%		7.57%	3.86%	3.98%
Without Sales Load [Member] | C000158835
Average Annual Return [Line Items]
Average Annual Return, Percent			2.75%		7.39%	3.63%		3.60%
Without Sales Load [Member] | C000097929
Average Annual Return [Line Items]
Average Annual Return, Percent			6.57%		13.63%	8.24%			6.90%
Without Sales Load [Member] | C000097928
Average Annual Return [Line Items]
Average Annual Return, Percent			6.41%		13.31%	7.96%			6.63%
Without Sales Load [Member] | C000211503
Average Annual Return [Line Items]
Average Annual Return, Percent			6.41%		13.31%	7.97%	7.73%
Without Sales Load [Member] | C000158838
Average Annual Return [Line Items]
Average Annual Return, Percent			6.28%		13.03%	7.69%		6.97%
Without Sales Load [Member] | C000097926
Average Annual Return [Line Items]
Average Annual Return, Percent			4.89%		11.26%	6.77%			5.81%
Without Sales Load [Member] | C000097927
Average Annual Return [Line Items]
Average Annual Return, Percent			4.83%		10.94%	6.52%			5.54%
Without Sales Load [Member] | C000211502
Average Annual Return [Line Items]
Average Annual Return, Percent			4.77%		10.92%	6.45%	6.35%
Without Sales Load [Member] | C000158837
Average Annual Return [Line Items]
Average Annual Return, Percent			4.69%		10.72%	6.25%		5.84%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.29%		24.56%	15.05%			12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.29%		24.56%	15.05%			12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.29%		24.56%	15.05%		13.25%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.29%		24.56%	15.05%	14.58%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.29%		24.56%	15.05%			12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.29%		24.56%	15.05%			12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.29%		24.56%	15.05%	14.58%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.29%		24.56%	15.05%		13.25%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.29%		24.56%	15.05%			12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.29%		24.56%	15.05%			12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.29%		24.56%	15.05%	14.58%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.29%		24.56%	15.05%		13.25%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.29%		24.56%	15.05%			12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.29%		24.56%	15.05%			12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.29%		24.56%	15.05%	14.58%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.29%		24.56%	15.05%		13.25%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.29%		24.56%	15.05%			12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.29%		24.56%	15.05%			12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.29%		24.56%	15.05%	14.58%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.29%		24.56%	15.05%		13.25%